Financial Risk Management Objectives and Policies (Tables)	12 Months Ended
Jun. 30, 2022
Interest rate risk [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Summary of Judgments of Reasonably Possible Movements

At June 30, 2022, 2021 and 2020, if interest rates moved, with all variables held constant, post tax (loss)/profit and equity would have been affected as illustrated in the following table:

	Post tax (loss)/profit impact
	2022	2021	2020

	US$	US$	US$
Judgments of reasonably possible movements
+0.50% (50 basis points) (2021:+0.50%)	114,859	359,442	137,676
-0.50% (50 basis points) (2021:-0.50%)	(114,859)	(359,442)	(137,676)

Currency Risk
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Summary of Judgments of Reasonably Possible Movements

At June 30, 2022 and 2021, had the United States dollar (2020: Australian dollar) moved with all other variables held constant, post tax (loss) profit and equity would have been affected as illustrated in the table below:

	Post tax (loss)/profit impact
	2022	2021	2020

	US$	US$	US$
Judgments of reasonably possible movements
Consolidated
AUD/USD +10% (2021:+10%)	(2,119,834)	(2,538,062)	219,569
AUD/USD -10% (2021:-10%)	2,590,908	3,102,076	(268,361)

Summary of Exposure to Foreign Currency Risk

At the reporting date, the Group has the following exposure to foreign currencies. :

	Consolidated
2022	AUD	EURO	GBP	CAD
Financial assets
Cash	26,697,582	—	—	—
Receivables	7,827,565	—	—	—
Financial liabilities
Payables	(1,213,469)	(435,698)	(3,037)	(13,419)
Other financial liabilities	—	—	—	—
Net exposure	33,311,678	(435,698)	(3,037)	(13,419)

	Consolidated
2021	AUD	EURO	GBP	CAD
Financial assets
Cash	35,646,457	—	—	—
Receivables	5,513,541	—	—	—
Financial liabilities
Payables	(1,276,164)	(41,872)	—	(1,290)
Other financial liabilities	—	—	—	—
Net exposure	39,883,834	(41,872)	—	(1,290)